Schedule of Investments (unaudited)
March 31, 2026
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 BrandywineGLOBAL — High Yield Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 88.6%
Communication Services — 8.6%
Diversified Telecommunication Services — 1.2%
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	$43,677,000	$38,131,742 (a)
Entertainment — 2.6%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	27,911,000	27,673,756 (a)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	5.250%	12/1/27	8,884,000	8,854,318 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	32,361,000	32,422,551 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	11,543,000	10,854,377 (a)
Total Entertainment				79,805,002
Interactive Media & Services — 3.7%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	29,390,000	26,192,373 (a)
GrubHub Holdings Inc., Senior Secured Notes (6.000% Cash and 7.000% PIK)	13.000%	7/31/30	39,352,350	31,141,616 (a)(b)
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	4,525,000	4,509,072 (a)
Match Group Holdings II LLC, Senior Notes	4.125%	8/1/30	19,566,000	18,150,133 (a)
Snap Inc., Senior Notes	6.875%	3/15/34	18,897,000	17,789,330 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	29,683,000	17,171,423 (a)
Total Interactive Media & Services				114,953,947
Media — 1.1%
Cable One Inc., Senior Notes	4.000%	11/15/30	2,000,000	1,394,555 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	8,046,000	6,715,505
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	37,406,000	25,330,806 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	12,681,000	511,498
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	7,180,000	285,124
Total Media				34,237,488

Total Communication Services				267,128,179
Consumer Discretionary — 18.2%
Automobile Components — 0.8%
Phinia Inc., Senior Notes	6.625%	10/15/32	7,805,000	7,949,752 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	18,533,000	17,941,469 (a)
Total Automobile Components				25,891,221
Automobiles — 0.2%
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	5,773,000	5,778,346 (a)
Broadline Retail — 0.8%
Macy’s Retail Holdings LLC, Senior Notes	6.125%	3/15/32	7,190,000	7,069,997 (a)
QVC Inc., Senior Secured Notes	6.875%	4/15/29	3,692,000	1,642,940 (a)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	40,330,000	17,543,550
Total Broadline Retail				26,256,487
Diversified Consumer Services — 1.0%
Graham Holdings Co., Senior Notes	5.625%	12/1/33	30,222,000	29,681,803 (a)
Hotels, Restaurants & Leisure — 8.8%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	48,089,000	29,118,549 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	41,783,000	42,745,354 (a)
Lindblad Expeditions LLC, Senior Secured Notes	7.000%	9/15/30	15,150,000	15,477,179 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	$23,738,000	$23,034,622 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	24,873,000	24,180,681 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	2,251,000	2,246,636 (a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	46,383,000	46,449,699 (a)
Vail Resorts Inc., Senior Notes	5.625%	7/15/30	9,198,000	9,126,141 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	9,853,000	9,876,095 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	24,949,000	26,333,171 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	8,250,000	8,151,221 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	37,087,000	36,951,914 (a)
Total Hotels, Restaurants & Leisure				273,691,262
Household Durables — 3.2%
Adams Homes Inc., Senior Notes	9.250%	10/15/28	9,360,000	9,673,878 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	32,863,000	33,422,784 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	9,475,000	9,076,054 (a)
Installed Building Products Inc., Senior Notes	5.625%	2/1/34	27,156,000	26,566,606 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	20,968,000	20,544,797 (a)
Total Household Durables				99,284,119
Specialty Retail — 3.4%
Acushnet Co., Senior Notes	5.625%	12/1/33	12,629,000	12,562,848 (a)
Arko Corp., Senior Notes	5.125%	11/15/29	20,055,000	17,817,323 (a)
EG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	35,093,000	37,565,899 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	42,132,000	38,197,638 (a)
Total Specialty Retail				106,143,708
Textiles, Apparel & Luxury Goods — 0.0%††
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	26,310,400	328,880 *(a)(c)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	941,640	3,531 *(a)(c)
Total Textiles, Apparel & Luxury Goods				332,411

Total Consumer Discretionary				567,059,357
Energy — 11.0%
Energy Equipment & Services — 1.3%
Enerflex Inc., Senior Notes	6.875%	1/15/31	9,140,000	9,338,105 (a)
Kodiak Gas Services LLC, Senior Notes	5.875%	4/1/31	5,255,000	5,284,283 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	25,447,000	25,615,841 (a)
Total Energy Equipment & Services				40,238,229
Oil, Gas & Consumable Fuels — 9.7%
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	21,951,000	22,202,075 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	5,500,000	5,576,230 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	28,390,000	25,678,348 (a)
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	2,603,000	2,510,865
DBR Land Holdings LLC, Senior Notes	6.250%	12/1/30	15,270,000	15,470,342 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	15,972,000	11,772,171
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	3/15/34	3,750,000	3,734,852
Infinity Natural Resources LLC, Senior Notes	7.625%	4/1/31	4,000,000	4,023,620 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	25,126,000	25,672,566 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.875%	12/1/32	$17,163,000	$17,673,033 (a)
Murphy Oil Corp., Senior Notes	6.500%	2/15/34	5,600,000	5,534,523
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	3,949,000	4,036,111
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	4,780,000	3,783,723
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	8,367,000	8,378,820 (a)
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	2,465,000	1,968,907
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	48,033,000	50,308,467 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	6,051,000	6,058,019
SM Energy Co., Senior Notes	6.625%	1/15/27	15,884,000	15,893,438
SM Energy Co., Senior Notes	6.500%	7/15/28	6,025,000	6,043,708
SM Energy Co., Senior Notes	6.625%	4/15/34	4,765,000	4,755,349 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	20,375,000	20,382,062 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	23,149,000	22,651,692 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	14,003,000	13,316,768 (a)
Yinson Bergenia Production BV, Senior Secured Notes	8.498%	1/31/45	3,798,795	4,021,095 (a)
Total Oil, Gas & Consumable Fuels				301,446,784

Total Energy				341,685,013
Financials — 27.2%
Banks — 1.8%
Bank of America Corp., Junior Subordinated Notes (4.375% to 1/27/27 then 5 year Treasury Constant Maturity Rate + 2.760%)	4.375%	1/27/27	3,500,000	3,459,501 (d)(e)
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	610,000	577,049 (e)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	15,063,000	15,002,566 (d)(e)
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	13,218,000	13,020,297 (d)(e)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	26,621,000	25,575,593 (e)
Total Banks				57,635,006
Capital Markets — 2.6%
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	7,450,000	7,289,061 (d)(e)
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	10,000,000	10,064,700 (a)(d)(e)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	21,780,000	20,162,338 (d)(e)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	16,000,000	15,901,552 (d)(e)
CI Financial Corp., Senior Notes	7.500%	5/30/29	19,634,000	20,614,316 (a)
UBS Group AG, Junior Subordinated Notes (3.875% to 6/2/26 then 5 year Treasury Constant Maturity Rate + 3.098%)	3.875%	6/2/26	5,551,000	5,546,317 (a)(d)(e)
Total Capital Markets				79,578,284
Consumer Finance — 9.3%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	4,000,000	3,957,205 (d)(e)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	$18,550,000	$16,693,360 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	46,779,000	48,530,125 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	34,969,000	36,630,027 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	44,204,000	46,795,106 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	4,551,000	4,659,059 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	57,499,000	57,328,136 (a)
goeasy Ltd., Senior Notes	4.375%	5/1/26	1,338,000	1,323,561 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	20,055,000	18,532,900 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	56,479,000	53,700,798 (a)
Total Consumer Finance				288,150,277
Financial Services — 8.0%
Block Inc., Senior Notes	5.625%	8/15/30	1,615,000	1,606,988 (a)
Block Inc., Senior Notes	6.000%	8/15/33	24,160,000	23,785,847 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	2,808,000	2,644,350 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	25,502,000	22,539,560 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	500,000	451,847 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	8,150,000	6,795,388 (a)
Citadel Finance LLC, Senior Notes	5.900%	2/10/30	4,100,000	4,121,868 (a)
Freedom Funding Center LLC, Senior Notes (12.000% Cash or 13.000% PIK)	12.000%	10/1/32	5,000,000	4,981,250 (a)(b)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	22,878,000	22,862,303 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	47,671,000	50,053,072 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	12,950,000	13,510,010 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	36,228,000	37,227,425 (a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,752,052 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	13,035,024	1,433,853 *(a)(c)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	3,664,000	3,609,627 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	51,398,000	48,156,385 (a)
Velocity Commercial Capital LLC, Senior Notes	9.375%	2/15/31	2,750,000	2,751,437 (a)
Total Financial Services				249,283,262
Insurance — 5.5%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes	7.125%	5/15/31	22,537,000	22,665,899 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	39,909,000	37,429,246 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	17,024,000	17,180,553 (a)
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	43,069,000	43,235,419 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	50,764,000	50,214,205 (a)
Total Insurance				170,725,322

Total Financials				845,372,151
Health Care — 4.3%
Health Care Equipment & Supplies — 0.6%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	5,660,000	5,320,372 (a)
Insulet Corp., Senior Notes	6.500%	4/1/33	6,725,000	6,869,164 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	$5,094,000	$4,930,593 (a)
Total Health Care Equipment & Supplies				17,120,129
Health Care Providers & Services — 2.0%
Centene Corp., Senior Notes	4.625%	12/15/29	7,313,000	6,946,892
Centene Corp., Senior Notes	2.500%	3/1/31	3,950,000	3,316,986
HealthEquity Inc., Senior Notes	4.500%	10/1/29	18,066,000	17,501,201 (a)
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	34,635,000	33,603,245 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,861,000	1,930,324 (a)
Total Health Care Providers & Services				63,298,648
Life Sciences Tools & Services — 1.7%
Avantor Funding Inc., Senior Notes	3.875%	11/1/29	6,525,000	6,126,506 (a)
Charles River Laboratories International Inc., Senior Notes	3.750%	3/15/29	3,670,000	3,479,948 (a)
Charles River Laboratories International Inc., Senior Notes	4.000%	3/15/31	241,000	224,375 (a)
IQVIA Inc., Senior Notes	5.000%	10/15/26	34,123,000	34,169,868 (a)
IQVIA Inc., Senior Notes	5.000%	5/15/27	8,965,000	8,936,351 (a)
Total Life Sciences Tools & Services				52,937,048
Pharmaceuticals — 0.0%††
Mylan Inc., Senior Notes	5.200%	4/15/48	400,000	316,912

Total Health Care				133,672,737
Industrials — 10.0%
Aerospace & Defense — 3.2%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	12,255,000	12,481,681 (a)
Carpenter Technology Corp., Senior Notes	5.625%	3/1/34	28,210,000	27,985,419 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	35,770,000	36,248,960 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	23,358,000	23,823,128 (a)
Total Aerospace & Defense				100,539,188
Building Products — 0.6%
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	2,400,000	2,341,490 (a)
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	15,131,000	15,632,245 (a)
Total Building Products				17,973,735
Commercial Services & Supplies — 0.5%
Synergy Infrastructure Holdings LLC, Secured Notes	7.875%	12/1/30	15,709,000	16,051,817 (a)
Construction & Engineering — 1.1%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	34,858,000	35,253,534 (a)
Electrical Equipment — 0.8%
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	15,678,000	15,774,397 (a)
WESCO Distribution Inc., Senior Notes	5.250%	4/15/31	10,234,000	10,198,497 (a)
Total Electrical Equipment				25,972,894
Machinery — 1.4%
Amsted Industries Inc., Senior Notes	6.375%	3/15/33	6,505,000	6,542,631 (a)
Enpro Inc., Senior Notes	6.125%	6/1/33	9,520,000	9,652,956 (a)
Esab Corp., Senior Notes	5.625%	4/1/31	6,750,000	6,814,193 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	21,232,000	21,202,301
Total Machinery				44,212,081
Passenger Airlines — 1.3%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	38,723,000	38,792,972 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Professional Services — 0.2%
Concentrix Corp., Senior Notes	6.850%	8/2/33	$7,440,000	$6,902,166
Trading Companies & Distributors — 0.9%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	10,698,000	10,526,339 (a)
Herc Holdings Inc., Senior Notes	5.750%	3/15/31	16,410,000	16,176,436 (a)
Total Trading Companies & Distributors				26,702,775

Total Industrials				312,401,162
Information Technology — 3.1%
Communications Equipment — 0.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	3,854,000	4,053,599 (a)
IT Services — 0.4%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	14,876,000	12,718,980 (a)
Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	18,850,000	18,796,446 (a)
Qorvo Inc., Senior Notes	3.375%	4/1/31	5,661,000	5,123,977 (a)
Total Semiconductors & Semiconductor Equipment				23,920,423
Software — 1.8%
Elastic NV, Senior Notes	4.125%	7/15/29	14,432,000	13,549,446 (a)
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	500,000	485,585 (a)
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	18,525,000	18,188,241 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	11,412,000	11,233,831 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	13,314,000	11,078,388 (a)
Total Software				54,535,491

Total Information Technology				95,228,493
Materials — 3.3%
Chemicals — 1.7%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	18,655,000	18,571,612 (a)
FMC Corp., Senior Notes	4.500%	10/1/49	3,625,000	2,248,002
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	33,305,000	31,061,296 (a)
Total Chemicals				51,880,910
Metals & Mining — 1.0%
Algoma Steel Inc., Secured Notes	9.125%	4/15/29	285,000	254,426 (a)
Cleveland-Cliffs Inc., Senior Notes	4.875%	3/1/31	1,786,000	1,605,940 (a)
Cleveland-Cliffs Inc., Senior Notes	7.500%	9/15/31	5,512,000	5,503,084 (a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	500,000	340,757 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	4,900,000	4,717,655 (a)
Fortescue Treasury Pty Ltd., Senior Notes	4.375%	4/1/31	2,664,000	2,519,464 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	16,304,000	16,526,862 (a)
Total Metals & Mining				31,468,188
Paper & Forest Products — 0.6%
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	21,474,000	19,900,063 (a)

Total Materials				103,249,161
Real Estate — 2.4%
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	5.750%	3/15/34	9,477,000	9,359,899 (a)
Real Estate Management & Development — 1.1%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	10,343,000	10,267,592 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate Management & Development — continued
Forestar Group Inc., Senior Notes	6.500%	3/15/33	$25,692,000	$25,422,879 (a)
Total Real Estate Management & Development				35,690,471
Specialized REITs — 1.0%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	17,649,000	17,655,423 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	13,050,000	12,827,273 (a)
Total Specialized REITs				30,482,696

Total Real Estate				75,533,066
Utilities — 0.5%
Electric Utilities — 0.5%
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	7,065,000	5,255,148
Southern California Edison Co., First Mortgage Bonds	4.875%	3/1/49	4,000,000	3,346,959
XPLR Infrastructure Operating Partners LP, Senior Notes	8.375%	1/15/31	6,272,000	6,605,959 (a)

Total Utilities				15,208,066
Total Corporate Bonds & Notes (Cost — $2,865,062,773)				2,756,537,385
Convertible Bonds & Notes — 1.7%
Communication Services — 1.5%
Interactive Media & Services — 0.4%
Snap Inc., Senior Notes	0.500%	5/1/30	13,875,000	11,179,781
Media — 1.1%
Cable One Inc., Senior Notes	1.125%	3/15/28	46,155,000	34,823,948

Total Communication Services				46,003,729
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Winnebago Industries Inc., Senior Notes	3.250%	1/15/30	5,591,000	5,071,037

Real Estate — 0.0%††
Retail REITs — 0.0%††
Federal Realty OP LP, Senior Notes	3.250%	1/15/29	1,000,000	1,024,582 (a)

Total Convertible Bonds & Notes (Cost — $57,800,309)				52,099,348
Senior Loans — 1.6%
Communication Services — 0.1%
Interactive Media & Services — 0.1%
TripAdvisor Inc., Initial Term Loan B (1 mo. Term SOFR + 2.750%)	6.418%	7/8/31	2,912,407	2,771,636 (e)(f)(g)

Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Crescent Midstream Operating LLC, Term Loan (3 mo. Term SOFR + 3.750%)	7.405%	2/11/33	7,000,000	7,032,060 (e)(f)(g)

Financials — 0.3%
Insurance — 0.3%
Ardonagh Group Finco Pty Ltd., 2025 Term Loan Facility B	6.370-6.450%	2/15/31	5,156,653	5,043,876 (e)(f)(g)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	4,596,774	4,543,636 (e)(f)(g)

Total Financials				9,587,512
Information Technology — 0.5%
Communications Equipment — 0.5%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.168%	9/27/29	15,563,941	15,619,894 (e)(f)(g)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 0.5%
Independent Power and Renewable Electricity Producers — 0.5%
Long Ridge Energy LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.200%	2/19/32	$15,840,000	$15,731,100 (e)(f)(g)

Total Senior Loans (Cost — $49,972,638)				50,742,202
Asset-Backed Securities — 0.2%
Cogent Ipv4 LLC, 2025-1A A2 (Cost — $5,999,867)	6.646%	4/25/55	6,000,000	6,148,540 (a)
			Shares
Common Stocks — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)			94,830	1,613,996 *
Total Investments before Short-Term Investments (Cost — $2,978,835,587)				2,867,141,471
	Rate
Short-Term Investments — 7.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $229,059,507)	3.578%		229,059,507	229,059,507 (h)(i)
Total Investments — 99.5% (Cost — $3,207,895,094)				3,096,200,978
Other Assets in Excess of Liabilities — 0.5%				16,553,939
Total Net Assets — 100.0%				$3,112,754,917

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	The coupon payment on this security is currently in default as of March 31, 2026.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $229,059,507 and the cost was $229,059,507 (Note 2).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,756,537,385	—	$2,756,537,385
Convertible Bonds & Notes	—	52,099,348	—	52,099,348
Senior Loans	—	50,742,202	—	50,742,202
Asset-Backed Securities	—	6,148,540	—	6,148,540
Common Stocks	—	1,613,996	—	1,613,996
Total Long-Term Investments	—	2,867,141,471	—	2,867,141,471
Short-Term Investments†	$229,059,507	—	—	229,059,507
Total Investments	$229,059,507	$2,867,141,471	—	$3,096,200,978

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$310,082,494	$311,547,583	311,547,583	$392,570,570	392,570,570

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,434,543	—	$229,059,507

BrandywineGLOBAL — High Yield Fund 2026 Quarterly Report